Provisions - Summary of Provisions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions	₩ 989,076	₩ 966,242	₩ 818,491
Other provisions current	399,984	443,273
Others [member]
Disclosure of other provisions [line items]
Other provisions	360,861	389,999	352,607
Other provisions current	261,604	330,588
Others [member] | POSCO ENERGY and Korea Fuel Cell [member]
Disclosure of other provisions [line items]
Other provisions	80,727	80,842
Lawsuits provision [member]
Disclosure of other provisions [line items]
Other provisions	61,911	59,221
Emission of greenhouse gases [member]
Disclosure of other provisions [line items]
Other provisions current	84,364	78,646
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions	159,531	139,745	₩ 87,303
Other provisions current	5,918	₩ 5,307
Provision for decommissioning, restoration and rehabilitation costs [member] | POSCO Canada Ltd. [member]
Disclosure of other provisions [line items]
Other provisions	81,300
Land [member] | Gangneung province [member]
Disclosure of other provisions [line items]
Other provisions	₩ 12,503
Land [member] | Gangneung province [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	2.08%
Land [member] | Gangneung province [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	2.34%
Land [member] | Pohang work [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	2.08%
Land [member] | Pohang work [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	2.34%